13. Commitments & Contingencies (Details) (USD $)	Dec. 31, 2012
Notes to Financial Statements
2013	$ 512,000
2014	568,000
2015	581,000
2016	593,000
2017	604,000
Thereafter	2,265,000
Total	$ 5,123,000